Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (Unaudited) [Abstract]
Quarterly Financial Data (Unaudited)
25. Quarterly Financial Data (Unaudited)

	Quarters Ended 2012
	December 31	September 30	June 30	March 31
	(in thousands, except per unit amounts)

Net revenues	$704,607	$708,158	$642,163	$681,809
Net income (loss) attributable to AllianceBernstein Unitholders	$71,699	$(44,246)	$74,185	$87,278
Basic net income (loss) per AllianceBernstein Unit(1)	$0.26	$(0.16)	$0.26	$0.31
Diluted net income (loss) per AllianceBernstein Unit(1)	$0.26	$(0.16)	$0.26	$0.31
Cash distributions per AllianceBernstein Unit(2)(3)	$0.38	$0.41	$0.26	$0.31

	Quarters Ended 2011
	December 31	September 30	June 30	March 31
	(in thousands, except per unit amounts)

Net revenues	$624,978	$641,529	$727,994	$755,390
Net (loss) income attributable to AllianceBernstein Unitholders	$(516,360)	$90,981	$114,139	$136,472
Basic net (loss) income per AllianceBernstein Unit(1)	$(1.84)	$0.32	$0.41	$0.49
Diluted net (loss) income per AllianceBernstein Unit(1)	$(1.84)	$0.32	$0.41	$0.48
Cash distributions per AllianceBernstein Unit(2)(4)	$0.17	$0.32	$0.41	$0.48

(1)
Basic and diluted net income (loss) per unit are computed independently for each of the periods presented. Accordingly, the sum of the quarterly net income (loss) per unit amounts may not agree to the total for the year.

(2)	Declared and paid during the following quarter.
(3)	The third and fourth quarter 2012 distributions exclude the impact of non-cash real estate charges of $168.1 million and $38.9 million, respectively.
(4)	The fourth quarter 2011 distribution excludes the impact of the $587.1 million one-time, non-cash long-term incentive compensation charge.